UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Leylegian Investment Management, Inc.
Address: 601 Gateway Boulevard
         Suite 700
         South San Francisco, CA  94080

13F File Number:  28-2288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George A. Leylegian
Title:     President and C.E.O.
Phone:     650-615-9500

Signature, Place, and Date of Signing:

     George A. Leylegian     So. San Francisco, CA     January 26, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     35293


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
BMC SOFTWARE                COMMON              055921100      466    33650
BORDERS GROUP               COMMON              099709107     2028   173550
BP AMOCO ADS                COMMON              055622104     3723    77784
CHEVRON                     COMMON              166751107     3629    42979
COLGATE PALMOLIVE           COMMON              194162103     3243    50250
DIAMOND OFFSHORE DRILLING   COMMON              25271C102     2611    65275
GENERAL ELECTRIC            COMMON              369604103     2028    42305
GRUPO TELEVISA              COMMON              40049J206     1455    32400
HEWLETT-PACKARD             COMMON              428236103     1118    35450
HOME DEPOT                  COMMON              437076102     2316    50699
ILLINOIS TOOL WORKS         COMMON              452308109     1565    26275
MOTOROLA                    COMMON              620076109     1046    51675
NETWORK EQUIPMENT TECH      COMMON              641208103      795   123500
NOVELL                      COMMON              670006105      441    86100
PANAMERICAN BEVERAGES       COMMON              P74823108     3456   243650
PETROLEUM GEO SERVICES      COMMON              716597109     2951   221700
PFIZER                      COMMON              717081103      220     4800
VIACOM CL B                 COMMON              925524308     2202    47106